Parent Only Information	12 Months Ended
Dec. 31, 2020
Condensed Financial Information Disclosure [Abstract]
PARENT ONLY INFORMATION

26.     PARENT ONLY INFORMATION

Basis of presentation

The condensed financial information of the Parent Company has been prepared using the same accounting policies as set out in the Group’s combined and consolidated financial statements except that the Parent Company used the equity method to account for investments in its subsidiaries and VIEs.

Investments in subsidiaries and VIEs

The Parent Company and its subsidiaries, VIEs and VIEs’ subsidiaries were included in the combined and consolidated financial statements where inter-company balances and transactions were eliminated upon consolidation. For purpose of the Parent Company’s stand-alone financial statements, its investments in subsidiaries, VIEs and VIEs’ subsidiaries were reported using the equity method of accounting. The Parent Company’s share of loss from its subsidiaries, VIEs and VIEs’ subsidiaries were reported as share of loss of subsidiaries, VIEs and VIEs’ subsidiaries in the accompanying Parent Company financial statements. Ordinarily under the equity method, an investor in an equity method investee would cease to recognize its share of the losses of an investee once the carrying value of the investment has been reduced to RMB nil absent an undertaking by the investor to provide continuing support and fund losses. For the purpose of Parent Company Information, preparation the Parent Company has continued to reflect its share, based on its proportionate interest, of the losses of subsidiaries, VIEs and VIEs’ subsidiaries regardless of the carrying value of the investment even though the Parent Company is not obligated to provide continuing support or fund losses.

The following represents condensed unconsolidated financial information of Ucommune International Ltd.

Condensed Balance Sheets:

	As of December 31,
	2019	2020
	RMB	RMB	USD
			(Note 2)
ASSETS
Current assets
Cash and cash equivalents	140	181,262	27,780
Amount due from inter-company	69,624	235,086	36,029
Other current assets	284	979	150
Non-current assets
Investment in subsidiaries	1,909,366	1,623,395	248,796
TOTAL ASSETS	1,979,414	2,040,722	312,755

LIABILITIES AND EQUITY
Total current liabilities(1)	81,275	40,409	6,194
TOTAL LIABILITIES	81,275	40,409	6,194

EQUITY
Class A ordinary shares (nil and 400,000,000 authorized, 62,811,334 and 70,999,436 issued and outstanding as of December 31, 2019 and, 2020, with par value of US$0.0001)	44	49	7
Class B ordinary shares (nil and 100,000,000 authorized, nil and 9,452,407 issued and outstanding as of December 31, 2019 and, 2020, with par value of US$0.0001)	—	6	1
Additional paid-in capital	3,645,669	4,230,656	648,376
Accumulated deficit	(1,746,648)	(2,235,140)	(342,550)
Accumulated other comprehensive loss	(926)	4,742	727
TOTAL EQUITY	1,898,139	2,000,313	306,561
TOTAL LIABILITIES AND EQUITY	1,979,414	2,040,722	312,755

(1)      With respect to the current liabilities and non-current liabilities of the parent only information as of December 31, 2019, the Company disclosed the current liabilities was RMB 11,513 and non-current liabilities was RMB 69,762, respectively. The Company noted there was a classification misstatement between the current liabilities and non-current liabilities. The Group analyzed the misstatement of the disclosure on quantitative impact and qualitative impact, and concluded that the impact of above difference was not material in both quantitative view and qualitative view. Therefore, no restatement on the previously issued financial statement is necessary. However, the Company revised the comparable financial statement disclosure for the year ended December 31, 2019 in this registration statement for the comparable purpose. Current liabilities was revised from RMB 11,513 to RMB 81,275, while the non-current liabilities was revised from RMB 69,762 to nil as of December 31, 2019.

Condensed Statements of Operations and Comprehensive Loss:

	For the Years Ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	USD
				(Note 2)
Loss from operations	—	(11,110)	(42,702)	(6,544)
Loss from investment in subsidiaries	(429,592)	(780,040)	(445,790)	(68,320)
Net loss	(429,592)	(791,150)	(488,492)	(74,864)
Other comprehensive loss	(629)	91	5,668	869
Total Comprehensive loss	(430,221)	(791,059)	(482,824)	(73,995)

Condensed Statements of Cash Flows:

	For the Years Ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	USD
				(Note 2)
Net cash used in operating activities	—	(69,622)	(179,963)	(27,581)
Net cash used in investing activities	—	—	—	—
Net cash provided by financing activities	—	69,762	375,462	57,542
Reverse recapitalization	—	—	39,162	6,002
Equity financing through PIPE	—	—	336,300	51,540
Cash received from convertible bond	—	69,762	—	—
Net increase in cash and cash equivalents	—	140	177,862	27,259
Cash and cash equivalents at beginning of the year	—	—	140	21
Cash and cash equivalents at end of the year	—	140	178,002	27,280